FAIR VALUE OF ASSETS AND LIABILITIES - Assets measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative financial instruments	$ 4,961,237	$ 2,454,005
Investment property	3,994,058	3,132,220	$ 2,839,350
Investments in associates	1,532,156	1,358,368
Fair value through profit or loss
Assets
Debt instruments	11,052,250	15,036,467
Fair value through other comprehensive income
Assets
Debt instruments	7,977,675	7,245,451
Recurring Fair Value
Assets
Debt instruments	19,029,925	22,281,918
Equity securities	573,855	480,153
Derivative financial instruments	4,961,237	2,454,005
Investment property	3,994,058	3,132,220
Investments in associates	1,532,156	1,358,368
Total	30,091,231	29,706,664
Recurring Fair Value | Forwards
Assets
Derivative financial instruments	1,579,471	736,163
Recurring Fair Value | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	1,573,952	729,367
Recurring Fair Value | Forwards | Equity contracts
Assets
Derivative financial instruments	5,519	6,796
Recurring Fair Value | Swaps
Assets
Derivative financial instruments	3,260,459	1,669,513
Recurring Fair Value | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	2,394,832	1,422,355
Recurring Fair Value | Swaps | Interest rate contracts
Assets
Derivative financial instruments	865,627	247,158
Recurring Fair Value | Options
Assets
Derivative financial instruments	121,307	48,329
Recurring Fair Value | Options | Foreign exchange contracts
Assets
Derivative financial instruments	121,307	48,329
Recurring Fair Value | Land
Assets
Investment property	184,952	182,500
Recurring Fair Value | Buildings
Assets
Investment property	3,809,106	2,949,720
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	11,052,250	15,036,467
Recurring Fair Value | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	4,260,230	8,978,484
Recurring Fair Value | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	79,035	67,395
Recurring Fair Value | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	623,602	689,160
Recurring Fair Value | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	5,967,856	5,180,775
Recurring Fair Value | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	121,527	120,653
Recurring Fair Value | Fair value through other comprehensive income
Assets
Debt instruments	7,977,675	7,245,451
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,590,622	2,515,927
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	569,357	310,658
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	4,694,369	4,293,949
Recurring Fair Value | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	123,327	124,917
Recurring Fair Value | Level 1
Assets
Debt instruments	11,728,292	14,635,267
Equity securities	30,884	35,833
Derivative financial instruments	266,708	89,437
Total	12,025,884	14,760,537
Recurring Fair Value | Level 1 | Swaps
Assets
Derivative financial instruments	266,708	89,069
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	266,708	89,069
Recurring Fair Value | Level 1 | Options
Assets
Derivative financial instruments		368
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
Assets
Derivative financial instruments		368
Recurring Fair Value | Level 1 | Fair value through profit or loss
Assets
Debt instruments	7,218,149	11,686,719
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	3,960,211	8,377,741
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	13,075
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	90,928	197,315
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	3,136,636	3,083,180
Recurring Fair Value | Level 1 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	17,299	28,483
Recurring Fair Value | Level 1 | Fair value through other comprehensive income
Assets
Debt instruments	4,510,143	2,948,548
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	465,025	188,638
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	4,045,118	2,672,889
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments		87,021
Recurring Fair Value | Level 2
Assets
Debt instruments	7,220,244	7,533,593
Equity securities	51,531	109,314
Derivative financial instruments	3,501,918	1,380,229
Total	10,773,693	9,023,136
Recurring Fair Value | Level 2 | Forwards
Assets
Derivative financial instruments	987,626	257,782
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	982,212	251,299
Recurring Fair Value | Level 2 | Forwards | Equity contracts
Assets
Derivative financial instruments	5,414	6,483
Recurring Fair Value | Level 2 | Swaps
Assets
Derivative financial instruments	2,510,052	1,118,869
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	1,940,303	1,007,173
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	569,749	111,696
Recurring Fair Value | Level 2 | Options
Assets
Derivative financial instruments	4,240	3,578
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	4,240	3,578
Recurring Fair Value | Level 2 | Fair value through profit or loss
Assets
Debt instruments	3,752,712	3,236,690
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	300,019	600,743
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	65,960	67,395
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	451,285	378,787
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	2,831,220	2,097,595
Recurring Fair Value | Level 2 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	104,228	92,170
Recurring Fair Value | Level 2 | Fair value through other comprehensive income
Assets
Debt instruments	3,467,532	4,296,903
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,590,622	2,515,927
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	104,332	122,020
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	649,251	1,621,060
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	123,327	37,896
Recurring Fair Value | Level 3
Assets
Debt instruments	81,389	113,058
Equity securities	491,440	335,006
Derivative financial instruments	1,192,611	984,339
Investment property	3,994,058	3,132,220
Investments in associates	1,532,156	1,358,368
Total	7,291,654	5,922,991
Recurring Fair Value | Level 3 | Forwards
Assets
Derivative financial instruments	591,845	478,381
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	591,740	478,068
Recurring Fair Value | Level 3 | Forwards | Equity contracts
Assets
Derivative financial instruments	105	313
Recurring Fair Value | Level 3 | Swaps
Assets
Derivative financial instruments	483,699	461,575
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	454,529	415,182
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	29,170	46,393
Recurring Fair Value | Level 3 | Options
Assets
Derivative financial instruments	117,067	44,383
Recurring Fair Value | Level 3 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	117,067	44,383
Recurring Fair Value | Level 3 | Land
Assets
Investment property	184,952	182,500
Recurring Fair Value | Level 3 | Buildings
Assets
Investment property	3,809,106	2,949,720
Recurring Fair Value | Level 3 | Fair value through profit or loss
Assets
Debt instruments	81,389	113,058
Recurring Fair Value | Level 3 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	$ 81,389	$ 113,058